Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Registrant Name	dei_EntityRegistrantName	HARTFORD FUNDS EXCHANGE-TRADED TRUST
CIK	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2024
Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2024
Prospectus Date	rr_ProspectusDate	Nov. 27, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford AAA CLO ETF | Hartford AAA CLO ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSRT
Hartford Schroders Commodity Strategy ETF | Hartford Schroders Commodity Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCOM
Hartford Core Bond ETF | Hartford Core Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCRB
Hartford Large Cap Growth ETF | Hartford Large Cap Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFGO
Hartford Municipal Opportunities ETF | Hartford Municipal Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMOP
Hartford Quality Value ETF | Hartford Quality Value ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QUVU
Hartford Strategic Income ETF | Hartford Strategic Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSUN
Hartford Schroders Tax-Aware Bond ETF | Hartford Schroders Tax-Aware Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTAB
Hartford Total Return Bond ETF | Hartford Total Return Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTRB